Leases	12 Months Ended
Dec. 31, 2025
Disclosure of Leases [Abstract]
Leases	Leases
The Company has various lease agreements for certain of its offices, facilities and equipment. Leases may include one or more options to renew. Renewals are not in the determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. All leases were measured under a single criterion with the exception of those with terms not exceeding 12 months and low-value leases.

(in millions)	December 31, 2025	December 31, 2024
Amortization of right-of-use assets	$50	$72
Interest expense on lease liabilities	22	26
Total net lease cost	$72	$98
Weighted average remaining lease term	11.1 years	14.5 years
Weighted average discount rate	4.23%	4.36%
The following table summarizes maturities of lease liabilities as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
(in millions)	Minimum Lease Payments	Present Value of Payments	Minimum Lease Payments	Present Value of Payments
Within 1 year	$90	$69	$110	$90
2-5 years	224	159	206	146
After 5 years	399	328	350	278
	$713	$556	$666	$514
Less: finance charges	(157)	—	(152)	—
Present value of minimum lease payments	$556	$556	$514	$514

Current		$69		$90
Non-current		487		424
Total		$556		$514
Supplemental cash flow information related to leases is as follows:

(in millions)	December 31, 2025	December 31, 2024
Cash flows used in operating activities:
Interest paid	$(22)	$(24)
Cash flows used in financing activities:
Payment of lease obligations	(103)	(62)
The following table outlines the carrying amounts of ROU assets:

(in millions)	December 31, 2025	December 31, 2024
Land and improvements	$60	$63
Building and leasehold improvements and equipment	509	435
Total	$569	$498
The following table summarizes the movement of ROU assets which primarily relates to building and leasehold improvements during the years ended December 31, 2025 and 2024:

(in millions)	December 31, 2025	December 31, 2024
Beginning balance	$498	$335
Additions	127	236
Disposals	(6)	(1)
Amortization	(50)	(72)
Ending balance	$569	$498